Tax charge from continuing operations - Reconciliation of shareholder effective tax rate for continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of effective tax rate
Adjusted IFRS operating profit based on longer-term investment returns	$ 5,310	$ 4,409	$ 4,378
Non-operating profit (loss)	(3,388)	(959)	(1,790)
Profit (loss) before tax, attributable to shareholders	$ 1,922	$ 3,450	$ 2,588
Expected tax rate, attributable to shareholders (as a percent)	20.00%	22.00%	27.00%
Tax at the expected rate, attributable to shareholders	$ 393	$ 759	$ 701
Tax at the expected rate, attributable to shareholders, percentage impact on ETR	20.40%	22.00%	27.10%
Effects of recurring tax reconciliation items and percentage impact on ETR:
Income not taxable or taxable at concessionary rates	$ (126)	$ (71)	$ (115)
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(6.60%)	(2.10%)	(4.40%)
Deductions not allowable for tax purposes	$ 55	$ 69	$ 54
Deductions not allowable for tax purposes, percentage impact on ETR	2.90%	2.00%	2.10%
Items related to taxation of life insurance businesses	$ (317)	$ (128)	$ (425)
Items related to taxation of life insurance businesses, percentage impact on ETR	(16.50%)	(3.70%)	(16.40%)
Deferred tax adjustments	$ (33)	$ (55)	$ 29
Deferred tax adjustments, percentage impact on ETR	(1.70%)	(1.60%)	1.10%
Unrecognised tax losses	$ 46
Unrecognised tax losses, percentage impact on ETR	2.40%
Effect of results of joint ventures and associates	$ (100)	$ (83)	$ (67)
Effect of results of joint ventures and associates, percentage impact on ETR	(5.20%)	(2.40%)	(2.60%)
Irrecoverable withholding taxes	$ 59	$ 63	$ 70
Irrecoverable withholding taxes, percentage impact on ETR	3.10%	1.80%	2.70%
Other	$ 13	$ 9	$ (15)
Other, percentage impact on ETR	0.70%	0.30%	(0.60%)
Total effects of recurring tax reconciliation items	$ (403)	$ (196)	$ (469)
Total tax rate, Effects of recurring tax reconciliation items	(20.90%)	(5.70%)	(18.10%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	$ (67)	$ (4)	$ (27)
Adjustments to tax charge in relation to prior years, percentage impact on ETR	(3.50%)	(0.10%)	(1.00%)
Movements in provisions for open tax matters	$ (1)	$ 10	$ 57
Movements in provisions for open tax matters, percentage impact on ETR	0.00%	0.30%	2.20%
Demerger related activities	$ 76
Demerger related activities, percentage impact on ETR	4.10%
Impact of US tax reform			$ 573
Impact of US tax reform, percentage impact on ETR			22.10%
Adjustments in relation to business disposals	$ (29)		$ 5
Adjustments in relation to business disposals	(1.40%)		0.20%
Total effects of non-recurring tax reconciliation items	$ (21)	$ 6	$ 608
Total tax rate, Effects of non-recurring tax reconciliation items	(1.10%)	0.20%	23.50%
Total actual tax charge (credit), attributable to shareholders	$ (31)	$ 569	$ 840
Total actual tax charge	(2.00%)	16.00%	32.00%
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR	(1.60%)	16.50%	32.50%
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	$ 773	$ 666	$ 922
Tax on non-operating profit	$ (804)	$ (97)	$ (82)
Actual tax rate on:
Adjusted IFRS operating profit (loss) based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	15.00%	15.00%	21.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	15.00%	15.00%	20.00%
Profit before tax	(2.00%)	16.00%	32.00%
Hong Kong
Actual tax rate on:
Percentage of net insurance premium used to calculate income tax charge	5.00%
Operating segments
Reconciliation of effective tax rate
Adjusted IFRS operating profit based on longer-term investment returns	$ 6,346	$ 5,451	$ 5,412
Profit (loss) before tax, attributable to shareholders	3,468	4,506	3,596
Effects of non-recurring tax reconciliation items:
Total actual tax charge (credit), attributable to shareholders	123	709	981
Unallocated to a segment (other operations)
Reconciliation of effective tax rate
Adjusted IFRS operating profit based on longer-term investment returns	(1,036)	(1,042)	(1,034)
Non-operating profit (loss)	(510)
Profit (loss) before tax, attributable to shareholders	$ (1,546)	(1,056)	(1,008)
Expected tax rate, attributable to shareholders (as a percent)	19.00%
Tax at the expected rate, attributable to shareholders	$ (294)
Effects of recurring tax reconciliation items and percentage impact on ETR:
Income not taxable or taxable at concessionary rates	(3)
Deductions not allowable for tax purposes	5
Deferred tax adjustments	(4)
Unrecognised tax losses	46
Irrecoverable withholding taxes	59
Other	3
Total effects of recurring tax reconciliation items	106
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(18)
Movements in provisions for open tax matters	(18)
Demerger related activities	76
Adjustments in relation to business disposals	(6)
Total effects of non-recurring tax reconciliation items	34
Total actual tax charge (credit), attributable to shareholders	$ (154)	$ (140)	$ (141)
Total actual tax charge	10.00%	13.00%	14.00%
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	$ (100)
Tax on non-operating profit	$ (54)
Actual tax rate on:
Adjusted IFRS operating profit (loss) based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	10.00%	14.00%	13.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	10.00%
Profit before tax	10.00%	13.00%	14.00%
Asia | Operating segments
Reconciliation of effective tax rate
Adjusted IFRS operating profit based on longer-term investment returns	$ 3,276	$ 2,888	$ 2,546
Non-operating profit (loss)	917
Profit (loss) before tax, attributable to shareholders	$ 4,193	2,184	2,614
Expected tax rate, attributable to shareholders (as a percent)	20.00%
Tax at the expected rate, attributable to shareholders	$ 839
Effects of recurring tax reconciliation items and percentage impact on ETR:
Income not taxable or taxable at concessionary rates	(94)
Deductions not allowable for tax purposes	40
Items related to taxation of life insurance businesses	(192)
Deferred tax adjustments	(28)
Effect of results of joint ventures and associates	(100)
Other	5
Total effects of recurring tax reconciliation items	(369)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	4
Movements in provisions for open tax matters	17
Adjustments in relation to business disposals	(23)
Total effects of non-recurring tax reconciliation items	(2)
Total actual tax charge (credit), attributable to shareholders	$ 468	$ 369	$ 326
Total actual tax charge	11.00%	17.00%	12.00%
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	$ 436
Tax on non-operating profit	$ 32
Actual tax rate on:
Adjusted IFRS operating profit (loss) based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	13.00%	14.00%	14.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	13.00%
Profit before tax	11.00%	17.00%	12.00%
US | Operating segments
Reconciliation of effective tax rate
Adjusted IFRS operating profit based on longer-term investment returns	$ 3,070	$ 2,563	$ 2,866
Non-operating profit (loss)	(3,795)
Profit (loss) before tax, attributable to shareholders	$ (725)	2,322	982
Expected tax rate, attributable to shareholders (as a percent)	21.00%
Tax at the expected rate, attributable to shareholders	$ (152)
Effects of recurring tax reconciliation items and percentage impact on ETR:
Income not taxable or taxable at concessionary rates	(29)
Deductions not allowable for tax purposes	10
Items related to taxation of life insurance businesses	(125)
Deferred tax adjustments	(1)
Other	5
Total effects of recurring tax reconciliation items	(140)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(53)
Total effects of non-recurring tax reconciliation items	(53)
Total actual tax charge (credit), attributable to shareholders	$ (345)	$ 340	$ 655
Total actual tax charge	48.00%	15.00%	67.00%
Tax charge (credit) on:
Tax on adjusted IFRS operating profit (loss) based on longer-term investment returns	$ 437
Tax on non-operating profit	$ (782)
Actual tax rate on:
Adjusted IFRS operating profit (loss) based on longer-term investment returns, including non-recurring tax reconciling items (as a percent)	14.00%	16.00%	25.00%
Operating profit based on longer-term investment returns, excluding non-recurring tax reconciling items (as a percent)	16.00%
Profit before tax	48.00%	15.00%	67.00%
Notes
Impact of dividend received	$ 125	$ 111	$ (307)